Note 18 - Segmented Information	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
18.	Segmented information

Operating segments

The Company has two reportable operating segments. The segments are grouped with reference to the nature of services provided and the types of clients that use those services. The Company assesses each segment’s performance based on operating earnings or operating earnings before depreciation and amortization. FirstService Residential provides property management and related property services to residential communities in North America. FirstService Brands provides franchised and Company-owned property services to customers in North America. Corporate includes the costs of operating the Company’s corporate head office. The reportable segment information excludes intersegment transactions.

2015	FirstService Residential	FirstService Brands	Corporate	Consolidated

Revenues	$1,017,506	$246,571	$-	$1,264,077
Depreciation and amortization	21,041	7,840	103	28,984
Operating earnings (loss)	47,550	35,079	(11,882)	70,747
Other income, net				(60)
Interest expense, net				(9,077)
Income taxes				(23,412)

Net earnings				$38,198

Total assets	$349,507	$239,394	$11,582	$600,483
Total additions to long lived assets	22,006	8,541	53	30,600

2014	FirstService Residential	FirstService Brands	Corporate	Consolidated

Revenues	$919,545	$212,457	$-	$1,132,002
Depreciation and amortization	19,644	6,734	96	26,474
Operating earnings (loss)	25,712	30,559	(10,650)	45,621
Other expense, net				(255)
Interest expense, net				(6,932)
Income taxes				(12,242)

Net earnings				$26,192

Total assets	$405,150	$253,225	$(42,831)	$615,544
Total additions to long lived assets	23,208	16,423	-	39,631

2013	FirstService Residential	FirstService Brands	Corporate	Consolidated

Revenues	$844,952	$193,135	$-	$1,038,087
Depreciation and amortization	30,655	8,557	104	39,316
Operating earnings (loss)	23,110	23,201	(9,228)	37,083
Other expense, net				(20)
Interest expense, net				(12,826)
Income taxes				(5,785)

Net earnings				$18,452

Total assets	$430,994	$226,649	$(47,346)	$610,297
Total additions to long lived assets	22,386	291	-	22,677

Geographic information

Revenues in each geographic region are reported by customer locations.

	2015	2014	2013

United States
Revenues	$1,181,435	$1,040,356	$950,046
Total long-lived assets	321,279	310,825	298,221

Canada
Revenues	$82,642	$91,646	$88,041
Total long-lived assets	36,420	44,688	39,942

Consolidated
Revenues	$1,264,077	$1,132,002	$1,038,087
Total long-lived assets	357,699	355,513	338,163